Intangible Assets - Disclosure of Detailed Information About Sensitivity to Changes in Assumptions (Detail)	12 Months Ended
Dec. 31, 2025
Mexico
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.60%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	3.7
Brazil
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.90%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	1.8
Colombia
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	1.20%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	3.2
Argentina
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	2.30%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	3.7
Guatemala
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.70%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	5.7
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.70%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	4.6
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	3.40%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	1.4
Panama
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.90%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	2.1
Uruguay
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.20%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	3.4